Investment in Associate - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
	Jan. 08, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Major business combination [member]
Disclosure of associates [line items]
Consideration received	$ 150.0
VISEN
Disclosure of associates [line items]
Ownership		50.00%	50.00%
Consideration received			$ 40.0
Revenue from associate | €		€ 0.2		€ 0.8
VISEN | Major business combination [member]
Disclosure of associates [line items]
Consideration received	$ 12.5